Share-based Payment - Summary of Share-based Payment Arrangements (Detail)	12 Months Ended
	Dec. 31, 2018 yr	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	1,456,933	3,370,267
Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	1,456,933	3,370,267
Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 18, 2011
Company	Cosan S.A.
Granted	4,825,000
Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 18, 2011
Company	Cosan S.A.
Granted	5,000,000
Cosan S.A. Industria e Comercio [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	December 12, 2012
Company	Cosan S.A.
Granted	700,000
Cosan S.A. Industria e Comercio [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 24, 2013
Company	Cosan S.A.
Granted	970,000
Cosan S.A. Industria e Comercio [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 25, 2014
Company	Cosan S.A.
Granted	960,000
Cosan S.A. Industria e Comercio [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 31, 2015
Company	Cosan S.A.
Granted	759,000
Cosan S.A. Industria e Comercio [member] | Stock option programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	13,214,000
Cosan S.A. Industria e Comercio [member] | April 27, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 27, 2017
Company	Cosan S.A.
Expected life (years)	5
Granted	274,000
Cosan S.A. Industria e Comercio [member] | July 31, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2017
Company	Cosan S.A.
Expected life (years)	5
Granted	298,107
Cosan S.A. Industria e Comercio [member] | July 31, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2018
Company	Cosan S.A.
Expected life (years)	5
Granted	210,602
Rumo S.A. [member] | October 1, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	October 1, 2015
Company	Rumo
Expected life (years)	5
Granted	1,485,900
Rumo S.A. [member] | January 2, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	January 2, 2017
Company	Rumo
Expected life (years)	5
Granted	1,476,000
Rumo S.A. [member] | September 1, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	September 1, 2017
Company	Rumo
Expected life (years)	5
Granted	870,900
Rumo S.A. [member] | August 1, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1, 2018
Company	Rumo
Expected life (years)	5
Granted	1,149,544
Comgas [member] | April 20, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 20, 2017
Company	Comgás
Expected life (years)	5
Granted	61,300
Comgas [member] | August 12, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 12, 2017
Company	Comgás
Expected life (years)	5
Granted	97,780
Comgas [member] | August 1, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1, 2018
Company	Comgás
Expected life (years)	5
Granted	96,787
Cosan Limited [member] | August 18, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 18, 2017
Company	Cosan Limited
Expected life (years)	5
Granted	2,053,632
Cosan Limited [member] | September 29, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	Cash-settled transactions September 29, 2017
Company	Cosan Limited
Expected life (years)	5
Granted	255,000
Subsidiaries [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	8,074,552
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	1
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	1
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	1
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5
Top of range [member] | Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7
Top of range [member] | Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	12
Top of range [member] | Cosan S.A. Industria e Comercio [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7
Top of range [member] | Cosan S.A. Industria e Comercio [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7
Top of range [member] | Cosan S.A. Industria e Comercio [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7
Top of range [member] | Cosan S.A. Industria e Comercio [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7